Operating expenses - Disclosure of research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 48,194	€ 45,857
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Sub-contracting, studies and research	29,153	27,075
Personnel costs	5,069	4,552
Consulting and professional fees	3,981	3,209
Intellectual property fees	239	341
Other research and development expenses	860	567
Operating expenses	€ 39,301	€ 35,744